TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	2023	2022
Accounts receivable	22,623,900	28,418,758
Accounts receivable in litigations	1,883,274	1,285,941
Notes receivable	5,322	16,801
Foreign customers	161,707	17,874
Subtotal	24,674,203	29,739,374
Allowance for doubtful accounts	(1,925,045)	(1,329,119)
Total	22,749,158	28,410,255
The trade receivables disclosed above are carried at amortized cost.
Interest is recognized on overdue trade receivables at current market rates. The Group measures the allowance for doubtful receivables for an amount equal to the losses expected throughout the life of the receivable. The determination of the loss expected to be recognized is calculated based on a percentage of uncollectibility according to maturity ranges for each receivable. This historical percentage should consider the expectations of future credit collectability and therefore the estimated changes in behavior.
Before accepting a new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2023 and 2022. Accounts receivable aging is as follows:

	2023	2022
To expire	14,650,767	18,935,824
Past due:
0 to 30 days	7,029,712	7,193,784
31 to 60 days	449,533	1,334,517
61 to 90 days	278,923	294,520
More than 90 days	2,265,268	1,980,729
Total	24,674,203	29,739,374
Trade receivables disclosed above include certain amounts (see aging analysis below) that are past due at the end of each reporting period, but for which the Group has not recognized an allowance for doubtful receivables because there has not been a significant change in credit quality and the amounts are still considered recoverable.
Aging of past due, but not impaired, accounts receivable is as follows:

	2023	2022
Past due:
0 to 30 days	7,029,712	7,193,784
31 to 60 days	449,533	1,334,517
61 to 90 days	278,923	294,520
More than 90 days	340,223	1,769,082
Total	8,098,391	10,591,903
Average age of overdue balances (in days)	22	27

The average aging of past due and impaired accounts receivable is as follows:

	2023	2022
Past due:
More than 90 days	1,925,045	1,329,119
Total	1,925,045	1,329,119
In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the receivable from the date the credit was initially granted up to the end of each reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and independent, collection terms are short and there exists credit limit controls applicable to each individual sale transaction.
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2022	1,575,960
Increases	683,201
Gain on net monetary position	(879,511)
Decreases (*)	(50,531)
Balance as of December 31, 2022	1,329,119
Increases, net of recoveries	1,862,288
Gain on net monetary position	(1,265,427)
Decreases (*)	(935)
Balance as of December 31, 2023	1,925,045
(*)It includes allocation of provisions for specific purposes.